Operating Lease Commitments - Summary of Future Minimum Rentals Payable under Non-Cancellable Operating Leases (Detail) ₽ in Millions	Dec. 31, 2018 RUB (₽)
Disclosure of operating lease commitment [line items]
Total rentals payable	₽ 60,911
Payable in 1 year [member]
Disclosure of operating lease commitment [line items]
Total rentals payable	2,049
After one year but not more than five years [member]
Disclosure of operating lease commitment [line items]
Total rentals payable	7,991
More than five years [member]
Disclosure of operating lease commitment [line items]
Total rentals payable	₽ 50,871